RENTALS AND LEASES (Tables)	12 Months Ended
Dec. 31, 2011
RENTALS AND LEASES
Future minimum payments under operating leases with noncancelable terms in excess of one year

MILLIONS
2012	$105
2013	80
2014	56
2015	43
2016	38
Thereafter	151
Total	$473